UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	5/31
Date of reporting period:	02/29/2016

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 29, 2016 (Unaudited)

Common Stocks - 96.5%	Shares		Value ($)
Brazil - 8.3%
BM&FBovespa	364,000		1,053,325
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	31,050		172,948
Cia Hering	213,600		704,278
Duratex	548,200		830,037
Gerdau, ADR	561,404		494,035
Hypermarcas	81,700	[a]	512,717
Itau Unibanco Holding, ADR	235,297		1,482,371
JBS	261,900		743,525
Magnesita Refratarios	98,380	[a]	376,806
Mills Estruturas e Servicos de Engenharia	153,500	[a]	89,450
Petroleo Brasileiro, ADR	336,546	[a]	1,211,566
Telefonica Brasil, ADR	140,027		1,341,459
Vale, ADR	212,261		456,361
			9,468,878
Cambodia - .6%
NagaCorp	1,162,000		637,466
Chile - 1.6%
Cencosud	449,783		975,242
ENTEL Chile	98,535		828,592
			1,803,834
China - 16.9%
Anhui Conch Cement, Cl. H	611,000		1,210,492
Baoxin Auto Group	956,600		599,441
China Communications Services, Cl. H	5,284,000		2,123,794
China Construction Bank, Cl. H	6,486,399		3,805,263
China Life Insurance, Cl. H	486,000		1,061,107
China Railway Construction, Cl. H	564,500		533,631
China Shenhua Energy, Cl. H	538,500		754,185
China ZhengTong Auto Services Holdings	528,000		184,391
CNOOC	1,550,000		1,632,895
Guangzhou Automobile Group, Cl. H	653,603		568,690
Industrial & Commercial Bank of China, Cl. H	5,880,590		2,911,292
Lianhua Supermarket Holdings, Cl. H	2,277,000	[a]	695,962
Ping An Insurance Group Company of China, Cl. H	295,000		1,247,806
Weichai Power, Cl. H	1,363,000		1,240,798

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.5% (continued)	Shares		Value ($)
China - 16.9% (continued)
Zhejiang Expressway, Cl. H	752,000		665,465
			19,235,212
Hong Kong - 13.7%
Brilliance China Automotive Holdings	960,000		782,510
China Mobile	295,500		3,130,249
China Resources Cement Holdings	1,592,000		394,317
China Resources Power Holdings	1,037,989		1,678,814
COSCO Pacific	3,605,228		3,765,543
Galaxy Entertainment Group	330,000		1,105,370
Lee & Man Paper Manufacturing	1,009,000		586,561
NWS Holdings	289,262		410,305
Parkson Retail Group	12,086,452		1,427,706
Shanghai Industrial Holdings	1,051,000		2,265,321
			15,546,696
Hungary - 1.0%
Richter Gedeon	65,216		1,157,321
India - 9.3%
Bank of India	676,251		822,416
ICICI Bank	263,461		738,575
India Cements	1,119,829	[a]	1,087,626
NMDC	444,458		528,963
NTPC	625,673		1,093,000
Oriental Bank of Commerce	287,452		320,757
Power Grid Corporation of India	412,609		783,836
Punjab National Bank	383,609		398,370
Reliance Industries	176,195		2,487,465
Rolta India	397,903		399,489
State Bank of India	590,345		1,368,217
Steel Authority of India	779,254		398,357
Vedanta	171,795		177,867
			10,604,938
Indonesia - .8%
Astra Agro Lestari	200		222
Astra International	1,745,100		887,121
Bank Mandiri	16,400		11,709
			899,052
Malaysia - .7%
CIMB Group Holdings	697,053		749,154
Mexico - 2.4%
Alpek	400,040		599,288

Common Stocks - 96.5% (continued)	Shares		Value ($)
Mexico - 2.4% (continued)
Consorcio ARA	625,549		190,114
Controladora Vuela Compania de Aviacion, ADR	22,462	[a]	439,357
Grupo Financiero Santander Mexico, Cl. B, ADR	192,335		1,536,757
			2,765,516
Philippines - .3%
Metropolitan Bank & Trust	226,380		359,726
Poland - 2.5%
Powszechna Kasa Oszczednosci Bank Polski	253,337	[a]	1,546,270
Powszechny Zaklad Ubezpieczen	151,631		1,302,912
			2,849,182
Russia - 4.1%
Gazprom, ADR	241,454		889,396
Lukoil, ADR	37,894		1,335,281
MegaFon, GDR	61,562		718,879
Rosneft, GDR	136,552		511,171
Sberbank of Russia, ADR	193,425		1,173,281
			4,628,008
South Africa - 1.9%
Barclays Africa Group	100,068		851,636
Imperial Holdings	101,235		760,034
Shoprite Holdings	23,254		225,241
The Foschini Group	42,289		310,517
			2,147,428
South Korea - 19.4%
E-Mart	10,405		1,479,273
Hyundai Engineering & Construction	29,587		905,887
Hyundai Marine & Fire Insurance	16,513		410,196
Hyundai Mobis	4,512		906,669
Hyundai Motor	17,944		2,145,764
KB Financial Group	84,525		2,025,010
Korea Electric Power	23,412		1,113,079
KT	24,507		572,234
KT, ADR	49,747		593,482
LG Chem	2,669		646,020
LG Display	44,466		882,547
LG Electronics	12,510		654,725
Lotte Shopping	7,725		1,558,046
POSCO	8,286		1,338,982
Samsung Electronics	6,061		5,761,733
Shinhan Financial Group	31,593		967,380

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.5% (continued)	Shares		Value ($)
South Korea - 19.4% (continued)
Shinsegae	464		79,563
			22,040,590
Taiwan - 9.1%
Advanced Semiconductor Engineering	693,840		786,534
Casetek Holdings	106,000		573,416
Compal Electronics	1,785,000		1,047,270
Hon Hai Precision Industry	624,340		1,462,632
MediaTek	185,000		1,303,450
Mega Financial Holding	545,000		358,659
Radiant Opto-Electronics	314,570		620,564
Shin Kong Financial Holding	4,377,713		822,000
Simplo Technology	217,000		693,812
Taiwan Semiconductor Manufacturing	597,638		2,690,014
			10,358,351
Thailand - 2.2%
Bangkok Bank	419,760		1,955,441
Thai Oil	271,500		483,837
Thai Union Group	177,100		98,856
			2,538,134
Turkey - .9%
Turkiye Halk Bankasi	301,608		1,016,288
Turkiye Sise ve Cam Fabrikalari	1		1
			1,016,289
United Arab Emirates - .8%
Emaar Properties	546,216		870,004
Total Common Stocks (cost $118,766,343)			109,675,779
Preferred Stocks - 1.8%	Shares		Value ($)
Brazil - 1.8%
Banco do Estado do Rio Grande do Sul, Cl. B	646,000		900,898
Itausa - Investimentos Itau	161,368		274,067
Marcopolo	931,100		477,660
Randon Participacoes	804,400		430,691
(cost $3,124,354)			2,083,316
	Number of
Rights - .0%	Rights		Value ($)
Brazil - .0%
Duratex SA
(cost $13,850)	18,707	[a]	12,252

Other Investment - 1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,086,361)	1,086,361 [b]	1,086,361
Total Investments (cost $122,990,908)	99.3%	112,857,708
Cash and Receivables (Net)	.7%	782,779
Net Assets	100.0%	113,640,487

ADR—American Depository Receipt
GDR—Global Depository Receipt

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	28.5
Information Technology	14.8
Consumer Discretionary	11.7
Industrials	9.5
Energy	8.2
Telecommunication Services	8.2
Materials	8.0
Utilities	4.3
Consumer Staples	4.2
Health Care	1.0
Money Market Investment	.9
99.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	8,617,732	101,058,047	††	-	109,675,779
Equity Securities - Foreign Preferred
Stocks†	-	2,083,316	††	-	2,083,316

Mutual Funds	1,086,361	-		-	1,086,361
Rights†	-	12,252	††	-	12,252
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†††	-	100		-	100

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receiptsand financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 29, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at February 29, 2016.

Forward Foreign
Currency
Exchange	Foreign Currency	Cost/		Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
UBS
Hong Kong Dollar
Expiring
3/1/2016	1,633,104	210,063	209,963	100
Gross Unrealized Appreciation				100

At February 29, 2016, accumulated net unrealized depreciation on investments was $10,133,200, consisting of $13,621,143 gross unrealized appreciation and $23,754,343 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)